UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Income Fund of Boston

Eaton Vance

Income Fund of Boston

January 31, 2014 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $4,673,569,850 and the Fund owned 88.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 84.5%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.0%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$6,870	$6,955,875
GenCorp, Inc., 7.125%, 3/15/21	8,485	9,142,588
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	11,745	13,007,587
TransDigm, Inc., 7.75%, 12/15/18	23,210	24,950,750

		$54,056,800

Automotive & Auto Parts — 1.9%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,309,162
Chrysler Group, LLC, 8.25%, 6/15/21	15,955	17,969,319
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	4,785	5,458,025
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,780,000
General Motors Financial Co., Inc., 4.25%, 5/15/23	5,930	5,930,000
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	2,001,431
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,462,100
Navistar International Corp., 8.25%, 11/1/21	20,620	21,315,925
Schaeffler Finance BV, 4.75%, 5/15/21(1)	2,920	2,920,000
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	28,300	30,139,500
Tomkins, LLC/Tomkins, Inc., 9.00%, 10/1/18	1,817	1,978,259

		$98,263,721

Banks & Thrifts — 0.3%
JPMorgan Chase & Co., 6.75% to 2/1/24, 12/31/49(3)	$13,955	$14,213,168

		$14,213,168

Broadcasting — 1.3%
AMC Networks, Inc., 4.75%, 12/15/22	$5,720	$5,605,600
AMC Networks, Inc., 7.75%, 7/15/21	3,920	4,419,800
Clear Channel Communications, Inc., 11.25%, 3/1/21	19,630	21,396,700
Crown Media Holdings, Inc., 10.50%, 7/15/19	3,385	3,850,437
LBI Media, Inc., 10.00%, 4/15/19(1)	6,460	6,669,950
LBI Media, Inc., 13.50%, (4.25% Cash, 9.25% PIK), 4/15/20(1)	852	724,166
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	7,385	7,486,544
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	12,999,406
Univision Communications, Inc., 5.125%, 5/15/23(1)	4,140	4,140,000

		$67,292,603

Building Materials — 2.1%
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$11,015	$11,648,362
HD Supply, Inc., 7.50%, 7/15/20	6,515	6,987,338
HD Supply, Inc., 8.125%, 4/15/19	4,110	4,590,356
HD Supply, Inc., 11.50%, 7/15/20	5,645	6,703,438
Interface, Inc., 7.625%, 12/1/18	2,839	3,059,023
Interline Brands, Inc., 7.50%, 11/15/18	15,250	16,184,062
Interline Brands, Inc., 10.00%, 11/15/18(2)	17,150	18,843,562
Nortek, Inc., 8.50%, 4/15/21	6,240	6,926,400
Nortek, Inc., 10.00%, 12/1/18	8,590	9,513,425
Rexel SA, 5.25%, 6/15/20(1)	13,925	14,064,250
Rexel SA, 6.125%, 12/15/19(1)	4,590	4,796,550
USG Corp., 5.875%, 11/1/21(1)	6,080	6,406,800

		$109,723,566

Security	Principal Amount (000’s omitted)	Value
Cable/Satellite TV — 3.6%
Cablevision Systems Corp., 5.875%, 9/15/22	$10,000	$9,837,500
Cablevision Systems Corp., 7.75%, 4/15/18	7,985	8,993,106
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	11,831,731
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	10,385	10,125,375
CCO Holdings, LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	6,490	6,814,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	12,875	14,065,938
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	940	1,026,950
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	10,850	11,514,563
CSC Holdings, LLC, 6.75%, 11/15/21	11,715	12,827,925
DISH DBS Corp., 5.875%, 7/15/22	18,270	18,338,512
DISH DBS Corp., 6.75%, 6/1/21	29,805	31,891,350
Lynx II Corp., 6.375%, 4/15/23(1)	5,935	6,083,375
Mediacom, LLC/Mediacom Capital Corp., 9.125%, 8/15/19	2,810	3,041,825
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	13,345	13,411,725
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	10,970	11,902,450
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	10,750	11,556,250
VTR Finance BV, 6.875%, 1/15/24(1)	8,330	8,368,718

		$191,631,793

Capital Goods — 0.9%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$11,225	$11,954,625
Amsted Industries, Inc., 8.125%, 3/15/18(1)	9,585	10,052,269
CNH Capital, LLC, 6.25%, 11/1/16	7,295	8,051,856
Harbinger Group, Inc., 7.875%, 7/15/19	5,725	6,154,375
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	3,610	3,736,350
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	2,475	2,600,297
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	2,685	2,862,881

		$45,412,653

Chemicals — 1.7%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21(1)	14,675	15,885,687
Celanese US Holdings, LLC, 5.875%, 6/15/21	$3,350	$3,584,500
Celanese US Holdings, LLC, 6.625%, 10/15/18	2,745	2,916,563
Chemtura Corp., 5.75%, 7/15/21	3,705	3,797,625
Ineos Finance PLC, 8.375%, 2/15/19(1)	19,515	21,588,469
Kraton Polymers, LLC, 6.75%, 3/1/19	3,425	3,647,625
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	15,785	16,100,700
Tronox Finance, LLC, 6.375%, 8/15/20	19,955	20,304,212

		$87,825,381

Consumer Products — 1.5%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$15,880	$16,386,175
Alphabet Holding Co., Inc., 7.75%, 11/1/17(1)(2)	14,680	15,147,925
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	16,810	16,810,000
Libbey Glass, Inc., 6.875%, 5/15/20	3,330	3,608,887
Spectrum Brands, Inc., 6.375%, 11/15/20	3,250	3,469,375
Spectrum Brands, Inc., 6.625%, 11/15/22	9,095	9,720,281
Spectrum Brands, Inc., 6.75%, 3/15/20	4,160	4,492,800
Tempur Sealy International, Inc., 6.875%, 12/15/20	6,865	7,542,919

		$77,178,362

Containers — 2.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19(1)(4)	$4,055	$4,110,756
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	2,819	2,868,452
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	3,815	3,900,838
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	5,545	5,697,488
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	11,485	12,174,100

Security	Principal Amount (000’s omitted)	Value
BWAY Holding Co., 10.00%, 6/15/18	$1,855	$2,005,719
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	2,300	2,190,750
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	13,555	14,622,456
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	8,085	8,590,312
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	5,025	5,552,625
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	34,115	37,867,650
Sealed Air Corp., 8.375%, 9/15/21(1)	17,030	19,541,925

		$119,123,071

Diversified Financial Services — 5.1%
Air Lease Corp., 4.50%, 1/15/16	$8,140	$8,587,700
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,350	5,684,375
Ally Financial, Inc., 0.00%, 6/15/15	10,580	10,183,250
Ally Financial, Inc., 2.439%, 12/1/14(5)	3,405	3,433,680
Ally Financial, Inc., 3.50%, 7/18/16	2,740	2,822,200
Ally Financial, Inc., 5.50%, 2/15/17	16,320	17,686,800
Ally Financial, Inc., 6.25%, 12/1/17	13,360	14,879,700
Ally Financial, Inc., 8.00%, 11/1/31	9,320	11,253,900
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	13,634	14,213,537
CIT Group, Inc., 4.75%, 2/15/15(1)	9,250	9,550,625
CIT Group, Inc., 5.00%, 8/15/22	4,005	4,001,912
CIT Group, Inc., 5.25%, 3/15/18	2,775	2,965,781
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,356,281
CIT Group, Inc., 5.50%, 2/15/19(1)	5,730	6,131,100
E*TRADE Financial Corp., 6.00%, 11/15/17	1,645	1,743,700
E*TRADE Financial Corp., 6.375%, 11/15/19	5,615	6,064,200
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17(1)	7,845	7,874,419
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/19(1)	10,685	10,671,644
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 5.875%, 2/1/22(1)	7,755	7,706,531
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20(1)	10,820	11,266,325
International Lease Finance Corp., 8.25%, 12/15/20	16,365	19,334,691
International Lease Finance Corp., 8.625%, 9/15/15	11,900	13,194,125
International Lease Finance Corp., 8.625%, 1/15/22	9,855	11,752,087
International Lease Finance Corp., 8.75%, 3/15/17	5,350	6,252,813
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	11,090	11,727,675
SLM Corp., 5.50%, 1/15/19	23,270	23,895,242
SLM Corp., 7.25%, 1/25/22	12,155	12,929,881
SLM Corp., 8.00%, 3/25/20	10,785	12,079,200

		$269,243,374

Diversified Media — 1.8%
CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22(1)	$3,245	$3,269,338
CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp., 5.625%, 2/15/24(1)	3,245	3,277,450
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	6,075	6,242,062
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,188,662
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	2,115,275
IAC/InterActiveCorp., 4.875%, 11/30/18(1)	13,475	13,946,625
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,610,800
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,820,875
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,766,513
Southern Graphics, Inc., 8.375%, 10/15/20(1)	10,365	10,883,250
WMG Acquisition Corp., 6.00%, 1/15/21(1)	12,964	13,482,560
WMG Acquisition Corp., 11.50%, 10/1/18	11,635	13,292,987

		$96,896,397

Energy — 11.9%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$4,795	$5,262,513
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	22,315	24,379,137
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	5,490	5,888,025

Security	Principal Amount (000’s omitted)	Value
Antero Resources Finance Corp., 5.375%, 11/1/21(1)	$13,010	$13,115,706
Antero Resources Finance Corp., 6.00%, 12/1/20	2,115	2,239,256
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21	4,260	3,951,150
Atwood Oceanics, Inc., 6.50%, 2/1/20	5,075	5,430,250
Berry Petroleum Co., 6.375%, 9/15/22	14,030	14,345,675
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,040	10,542,000
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	2,860	2,981,550
Chesapeake Energy Corp., 6.125%, 2/15/21	16,325	17,671,812
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	3,875	4,088,125
Concho Resources, Inc., 5.50%, 4/1/23	25,920	26,308,800
Concho Resources, Inc., 6.50%, 1/15/22	4,730	5,120,225
Concho Resources, Inc., 7.00%, 1/15/21	5,535	6,088,500
Continental Resources, Inc., 5.00%, 9/15/22	6,605	6,819,663
Continental Resources, Inc., 7.125%, 4/1/21	2,290	2,599,150
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	10,510	10,930,400
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	20,080	20,431,400
Denbury Resources, Inc., 8.25%, 2/15/20	5,335	5,868,500
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	13,545	15,644,475
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	18,495	19,997,719
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	4,120	4,573,200
EPL Oil & Gas, Inc., 8.25%, 2/15/18	9,450	10,206,000
Halcon Resources Corp., 9.75%, 7/15/20(1)	6,745	7,023,231
Harvest Operations Corp., 6.875%, 10/1/17	2,710	2,967,450
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,722,225
Kinder Morgan, Inc., 5.00%, 2/15/21(1)	17,745	17,705,038
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	2,285	2,285,000
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	20,655	22,978,687
Laredo Petroleum, Inc., 7.375%, 5/1/22	13,068	14,342,130
Laredo Petroleum, Inc., 9.50%, 2/15/19	9,050	10,124,687
MEG Energy Corp., 6.375%, 1/30/23(1)	10,980	11,007,450
Murphy Oil USA, Inc., 6.00%, 8/15/23(1)	6,605	6,621,513
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,365	3,600,550
Oasis Petroleum, Inc., 6.875%, 3/15/22(1)	12,145	12,934,425
Oasis Petroleum, Inc., 6.875%, 1/15/23	14,595	15,689,625
Oil States International, Inc., 6.50%, 6/1/19	9,420	10,008,750
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)(4)	3,920	3,920,000
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	8,520	9,350,700
Plains Exploration & Production Co., 6.875%, 2/15/23	23,290	25,851,900
Precision Drilling Corp., 6.50%, 12/15/21	7,945	8,481,288
Precision Drilling Corp., 6.625%, 11/15/20	3,450	3,682,875
QEP Resources, Inc., 5.25%, 5/1/23	9,620	9,211,150
Range Resources Corp., 5.00%, 8/15/22	4,700	4,682,375
Range Resources Corp., 6.75%, 8/1/20	5,485	5,964,938
Rosetta Resources, Inc., 5.625%, 5/1/21	9,020	9,042,550
Rosetta Resources, Inc., 5.875%, 6/1/22	13,460	13,375,875
Rosetta Resources, Inc., 9.50%, 4/15/18	3,375	3,581,719
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21(1)	19,500	19,548,750
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	9,465	9,039,075
Sabine Pass LNG, LP, 6.50%, 11/1/20	12,645	13,277,250
Samson Investment Co., 10.50%, 2/15/20(1)	14,575	16,105,375
SandRidge Energy, Inc., 7.50%, 3/15/21	5,500	5,733,750
SandRidge Energy, Inc., 8.125%, 10/15/22	2,255	2,370,569
SESI, LLC, 6.375%, 5/1/19	11,995	12,804,662
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	19,800	21,384,000
SM Energy Co., 6.50%, 1/1/23	8,890	9,290,050
Tesoro Corp., 5.375%, 10/1/22	11,035	11,310,875

Security	Principal Amount (000’s omitted)	Value
Ultra Petroleum Corp., 5.75%, 12/15/18(1)	$2,715	$2,816,813
WPX Energy, Inc., 5.25%, 1/15/17	2,770	2,984,675
WPX Energy, Inc., 6.00%, 1/15/22	21,835	21,835,000

		$630,140,206

Entertainment/Film — 0.4%
AMC Entertainment, Inc., 8.75%, 6/1/19	$6,845	$7,307,037
Cinemark USA, Inc., 7.375%, 6/15/21	2,395	2,664,438
Regal Cinemas Corp., 8.625%, 7/15/19	2,660	2,856,175
Regal Entertainment Group, 9.125%, 8/15/18	6,186	6,711,810

		$19,539,460

Environmental — 0.5%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$6,410	$6,922,800
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,884,325
Covanta Holding Corp., 6.375%, 10/1/22	8,930	9,264,875
Darling International, Inc., 5.375%, 1/15/22(1)	6,490	6,546,788

		$26,618,788

Food/Beverage/Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$9,278	$8,094,945
B&G Foods, Inc., 4.625%, 6/1/21	1,545	1,500,581
Constellation Brands, Inc., 4.25%, 5/1/23	14,745	13,970,888
Constellation Brands, Inc., 6.00%, 5/1/22	2,650	2,901,750
Michael Foods Group, Inc., 9.75%, 7/15/18	9,060	9,796,125
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(2)	15,265	16,028,250
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	5,815	6,280,200
Post Holdings, Inc., 6.75%, 12/1/21(1)	5,025	5,276,250
Post Holdings, Inc., 7.375%, 2/15/22(1)	2,080	2,223,000

		$66,071,989

Gaming — 3.9%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(6)(7)(16)	$594	$625,781
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(8)	11,355	4,598,775
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	17,905	17,636,425
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	16,260	15,416,512
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20	9,295	9,039,387
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18(1)	1,455	1,495,013
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20(1)	16,875	17,128,125
GLP Capital, LP/GLP Financing II, Inc., 5.375%, 11/1/23(1)	3,660	3,641,700
Inn of the Mountain Gods Resort & Casino, 9.25%, 11/30/20(1)	867	860,861
MGM Resorts International, 5.875%, 2/27/14	9,340	9,370,355
MGM Resorts International, 6.625%, 12/15/21	7,900	8,423,375
MGM Resorts International, 7.75%, 3/15/22	24,755	27,973,150
Mohegan Tribal Gaming Authority, 11.00%, 9/15/18(1)(2)	8,200	8,266,625
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	9,510	10,393,003
Penn National Gaming, Inc., 5.875%, 11/1/21(1)	6,540	6,327,450
Station Casinos, LLC, 7.50%, 3/1/21	13,965	14,942,550
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	29,340	32,714,100
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	2,700	2,625,750
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	9,455	8,367,675
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(6)	5,787	2,434,628
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	5,810	6,492,675

		$208,773,915

Health Care — 11.1%
Accellent, Inc., 8.375%, 2/1/17	$11,860	$12,453,000

Security	Principal Amount (000’s omitted)	Value
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	$8,888	$9,687,920
Alere, Inc., 6.50%, 6/15/20	5,330	5,503,225
Alere, Inc., 8.625%, 10/1/18	7,215	7,792,200
Amsurg Corp., 5.625%, 11/30/20	4,055	4,237,475
Biomet, Inc., 6.50%, 8/1/20	21,970	23,535,362
Capsugel SA, 7.00%, 5/15/19(1)(2)	3,795	3,882,759
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	6,860	7,263,025
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(1)	24,195	24,845,241
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	17,450	18,606,062
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	24,850	25,595,500
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	21,395,137
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	19,765	20,333,244
Emergency Medical Services Corp., 8.125%, 6/1/19	2,967	3,198,797
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	4,473	4,797,293
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	1,280	1,369,600
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,805,313
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,673,763
Fresenius US Finance II, Inc., 9.00%, 7/15/15(1)	3,685	4,081,138
HCA Holdings, Inc., 6.25%, 2/15/21	18,865	20,138,387
HCA, Inc., 6.50%, 2/15/20	13,565	14,989,325
HCA, Inc., 7.50%, 2/15/22	10,400	11,765,000
Healthcare Technology Intermediate, Inc., 7.375%, 9/1/18(1)(2)	10,820	11,239,275
Hologic, Inc., 6.25%, 8/1/20	27,285	28,615,144
IMS Health, Inc., 6.00%, 11/1/20(1)	9,615	10,215,937
INC Research, LLC, 11.50%, 7/15/19(1)	8,965	10,108,038
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	21,673,575
MPH Intermediate Holding Co. 2, 8.375%, 8/1/18(1)(2)	26,325	27,213,469
MultiPlan, Inc., 9.875%, 9/1/18(1)	12,245	13,347,050
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	8,235	8,142,356
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	23,885	26,930,337
Physio-Control International, Inc., 9.875%, 1/15/19(1)	9,248	10,415,560
Polymer Group, Inc., 7.75%, 2/1/19	6,490	6,911,850
ResCare, Inc., 10.75%, 1/15/19	9,675	10,811,812
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	12,640	13,208,800
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,516,500
Teleflex, Inc., 6.875%, 6/1/19	1,925	2,021,250
Tenet Healthcare Corp., 6.00%, 10/1/20(1)	7,755	8,176,678
Tenet Healthcare Corp., 8.125%, 4/1/22	30,620	33,490,625
United Surgical Partners International, Inc., 9.00%, 4/1/20	8,475	9,513,188
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	28,910	31,005,975
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	10,730	12,004,187
VWR Funding, Inc., 7.25%, 9/15/17	7,580	8,110,600
WellCare Health Plans, Inc., 5.75%, 11/15/20	15,245	15,854,800

		$587,475,772

Homebuilders/Real Estate — 0.4%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$9,755	$10,267,137
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	10,555	11,359,819

		$21,626,956

Hotels — 0.4%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	$16,325	$16,926,984
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	5,435	5,815,450

		$22,742,434

Security	Principal Amount (000’s omitted)	Value
Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$9,810	$10,423,125
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	18,795	19,382,344

		$29,805,469

Leisure — 1.0%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(2)	$8,160	$8,455,800
NCL Corp, Ltd., 5.00%, 2/15/18	5,080	5,283,200
Royal Caribbean Cruises, 7.25%, 6/15/16	2,185	2,452,663
Royal Caribbean Cruises, 7.25%, 3/15/18	4,390	5,048,500
Royal Caribbean Cruises, 11.875%, 7/15/15	1,975	2,261,375
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	15,870	17,615,700
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	9,980	11,352,250

		$52,469,488

Metals/Mining — 1.8%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$20,705	$19,876,800
IAMGOLD Corp., 6.75%, 10/1/20(1)	12,390	10,686,375
Inmet Mining Corp., 7.50%, 6/1/21(1)	3,420	3,847,500
Inmet Mining Corp., 8.75%, 6/1/20(1)	5,615	6,415,137
New Gold, Inc., 6.25%, 11/15/22(1)	8,525	8,226,625
New Gold, Inc., 7.00%, 4/15/20(1)	4,265	4,387,619
Novelis, Inc., 8.375%, 12/15/17	4,800	5,130,000
Novelis, Inc., 8.75%, 12/15/20	12,640	14,093,600
Quadra FNX Mining, Ltd., 7.75%, 6/15/19(1)	13,250	14,111,250
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	2,920	3,109,800
SunCoke Energy, Inc., 7.625%, 8/1/19	4,840	5,239,300

		$95,124,006

Paper — 0.2%
Domtar Corp., 10.75%, 6/1/17	$8,205	$10,360,191

		$10,360,191

Publishing/Printing — 0.4%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	$17,430	$19,042,275

		$19,042,275

Railroad — 0.1%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$5,390	$5,363,050

		$5,363,050

Restaurants — 0.5%
DineEquity, Inc., 9.50%, 10/30/18	$1,575	$1,730,531
NPC International, Inc., 10.50%, 1/15/20	20,715	23,925,825

		$25,656,356

Services — 6.4%
ADT Corp. (The), 6.25%, 10/15/21(1)	$14,645	$15,160,504
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(1)	10,175	11,014,437
Aramark Corp., 5.75%, 3/15/20(1)	5,525	5,759,813
Audatex North America, Inc., 6.00%, 6/15/21(1)	7,815	8,186,213
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 2.988%, 12/1/17(1)(5)	4,750	4,791,563
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.50%, 4/1/23	1,525	1,479,250
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	5,720	6,184,750
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	20,135	23,406,937
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	2,760	2,860,050

Security	Principal Amount (000’s omitted)	Value
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	$22,925	$24,042,594
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,675,100
Hertz Corp. (The), 6.25%, 10/15/22	6,325	6,546,375
Hertz Corp. (The), 7.50%, 10/15/18	9,637	10,335,682
Laureate Education, Inc., 9.25%, 9/1/19(1)	87,475	94,473,000
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	1,195	1,347,363
ServiceMaster Co., 7.00%, 8/15/20	10,290	10,470,075
ServiceMaster Co., 8.00%, 2/15/20	12,380	12,875,200
TMS International Corp., 7.625%, 10/15/21(1)	7,735	8,276,450
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	13,085	13,837,387
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	16,720	17,974,000
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	12,910	14,055,762
United Rentals North America, Inc., 7.375%, 5/15/20	18,280	20,359,350
United Rentals North America, Inc., 7.625%, 4/15/22	12,935	14,616,550
United Rentals North America, Inc., 8.375%, 9/15/20	2,650	2,954,750

		$339,683,155

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$5,800	$6,568,500
ArcelorMittal, 6.75%, 2/25/22	3,775	4,091,156

		$10,659,656

Super Retail — 5.2%
Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$12,105	$13,270,106
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(2)	4,495	4,618,613
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	7,865	8,277,913
Dufry Finance SCA, 5.50%, 10/15/20(1)	9,925	10,222,750
Hot Topic, Inc., 9.25%, 6/15/21(1)	22,965	24,457,725
L Brands, Inc., 6.625%, 4/1/21	21,680	23,766,700
L Brands, Inc., 8.50%, 6/15/19	12,810	15,532,125
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	28,175	29,020,250
Michaels Stores, Inc., 7.75%, 11/1/18	5,485	5,882,663
Neiman Marcus Group, Ltd., Inc., 8.00%, 10/15/21(1)	7,980	8,398,950
Neiman Marcus Group, Ltd., Inc., 8.75%, 10/15/21(1)(2)	10,110	10,666,050
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	19,425	19,910,625
Pantry, Inc. (The), 8.375%, 8/1/20	8,100	8,687,250
Party City Holdings, Inc., 8.875%, 8/1/20	18,585	20,768,737
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	13,955	15,036,512
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	25,810	26,455,250
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	8,487,837
rue21, Inc., 9.00%, 10/15/21(1)	11,455	8,533,975
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	14,110	14,392,200

		$276,386,231

Technology — 5.8%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$5,140	$5,371,300
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	5,685	5,699,213
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	11,060	11,391,800
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	34,330	38,192,125
Avaya, Inc., 9.00%, 4/1/19(1)	12,420	12,947,850
Avaya, Inc., 10.125%, 11/1/15(1)	1	511
Avaya, Inc., 10.50%, 3/1/21(1)	15,686	14,587,969
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	14,460	15,002,250
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	8,145	8,562,431
CommScope, Inc., 8.25%, 1/15/19(1)	3,329	3,632,771
First Data Corp., 6.75%, 11/1/20(1)	18,385	19,442,137

Security	Principal Amount (000’s omitted)	Value
First Data Corp., 7.375%, 6/15/19(1)	$13,365	$14,300,550
First Data Corp., 10.625%, 6/15/21(1)	10,830	11,858,850
First Data Corp., 11.25%, 1/15/21(1)	14,635	16,208,262
First Data Corp., 11.75%, 8/15/21(1)	5,485	5,663,263
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	8,130	8,475,525
Infor US, Inc., 9.375%, 4/1/19	21,375	24,153,750
Lender Processing Services, Inc., 5.75%, 4/15/23	5,245	5,533,475
NCR Corp., 5.00%, 7/15/22	5,440	5,331,200
NCR Corp., 5.875%, 12/15/21(1)	3,735	3,893,738
NCR Corp., 6.375%, 12/15/23(1)	6,665	6,964,925
Nuance Communications, Inc., 5.375%, 8/15/20(1)	14,265	14,015,362
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	4,505	4,685,200
Seagate HDD Cayman, 7.00%, 11/1/21	11,895	13,218,319
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	27,095	29,398,075
SunGard Data Systems, Inc., 7.625%, 11/15/20	6,500	7,174,375

		$305,705,226

Telecommunications — 7.3%
CenturyLink, Inc., 6.75%, 12/1/23	$8,085	$8,226,488
Crown Castle International Corp., 5.25%, 1/15/23	1,765	1,758,381
Digicel Group, Ltd., 10.50%, 4/15/18(1)	6,915	7,385,220
Digicel, Ltd., 6.00%, 4/15/21(1)	14,330	13,935,925
Digicel, Ltd., 8.25%, 9/1/17(1)	11,140	11,607,880
Equinix, Inc., 7.00%, 7/15/21	4,815	5,308,538
Frontier Communications Corp., 7.625%, 4/15/24	2,695	2,688,263
Hughes Satellite Systems Corp., 6.50%, 6/15/19	13,025	14,229,812
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	10,440	11,379,600
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	23,765	25,577,081
Intelsat Luxembourg SA, 8.125%, 6/1/23(1)	22,125	24,033,281
iPCS, Inc., 3.488%, 5/1/14(2)(5)	9,510	9,521,887
MetroPCS Wireless, Inc., 6.25%, 4/1/21(1)	4,980	5,191,650
MetroPCS Wireless, Inc., 6.625%, 4/1/23(1)	8,500	8,850,625
NII International Telecom SCA, 7.875%, 8/15/19(1)	10,610	8,063,600
SBA Communications Corp., 5.625%, 10/1/19	3,095	3,207,194
SBA Telecommunications, Inc., 5.75%, 7/15/20	9,585	10,016,325
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,771	1,903,825
Softbank Corp., 4.50%, 4/15/20(1)	26,305	26,009,069
Sprint Capital Corp., 8.75%, 3/15/32	5,050	5,491,875
Sprint Communications, Inc., 6.00%, 11/15/22	1,340	1,323,250
Sprint Communications, Inc., 7.00%, 8/15/20	17,935	19,414,637
Sprint Communications, Inc., 9.00%, 11/15/18(1)	28,115	34,019,150
Sprint Communications, Inc., 9.125%, 3/1/17	5,150	6,077,000
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	2,400,000
Sprint Corp., 7.125%, 6/15/24(1)	11,890	11,979,175
Sprint Corp., 7.25%, 9/15/21(1)	20,725	22,408,906
Sprint Corp., 7.875%, 9/15/23(1)	24,990	26,739,300
T-Mobile USA, Inc., 6.50%, 1/15/24	2,980	3,050,775
T-Mobile USA, Inc., 6.633%, 4/28/21	7,860	8,302,125
T-Mobile USA, Inc., 6.731%, 4/28/22	5,245	5,526,919
T-Mobile USA, Inc., 6.836%, 4/28/23	2,620	2,744,450
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(2)	12,105	12,515,236
Windstream Corp., 7.50%, 6/1/22	1,715	1,753,588
Windstream Corp., 7.75%, 10/1/21	17,895	18,879,225
Windstream Corp., 8.125%, 9/1/18	2,565	2,750,963

		$384,271,218

Security	Principal Amount (000’s omitted)	Value
Textiles/Apparel — 0.5%
Levi Strauss & Co., 6.875%, 5/1/22	$6,550	$7,172,250
Phillips-Van Heusen Corp., 7.75%, 11/15/23(6)	13,090	15,515,446
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	1,565	1,705,850
Quiksilver, Inc./QS Wholesale, Inc., 10.00%, 8/1/20	1,345	1,523,213

		$25,916,759

Transportation Ex Air/Rail — 0.4%
CEVA Group PLC, 8.375%, 12/1/17(1)	$7,720	$8,096,350
CEVA Group PLC, 11.625%, 10/1/16(1)	5,900	6,224,500
CTP Transportation Products, LLC/CTP Finance, Inc., 8.25%, 12/15/19(1)	5,425	5,736,938

		$20,057,788

Utilities — 0.9%
Calpine Corp., 7.50%, 2/15/21(1)	$13,676	$15,009,410
Edison Mission Energy, 7.50%, 6/15/13(9)	12,200	9,439,750
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)	3,870	4,024,800
NRG Energy, Inc., 7.875%, 5/15/21	7,300	8,011,750
NRG Energy, Inc., 8.25%, 9/1/20	11,225	12,319,438

		$48,805,148

Total Corporate Bonds & Notes (identified cost $4,257,483,844)		$4,463,156,425

Senior Floating-Rate Interests — 8.6%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Affinia Group Intermediate Holdings Inc., Term Loan, 4.75%, Maturing 4/27/20	$3,483	$3,491,206
Navistar International Corporation, Term Loan, 5.75%, Maturing 8/17/17	6,616	6,748,703

		$10,239,909

Chemicals — 0.5%
Ineos US Finance LLC, Term Loan, 4.00%, Maturing 5/4/18	$14,735	$14,833,347
Polymer Group, Inc., Term Loan, 5.25%, Maturing 12/19/19	7,000	7,074,375
Tronox Pigments (Netherlands) B.V., Term Loan, 4.50%, Maturing 3/19/20	6,368	6,452,904

		$28,360,626

Consumer Products — 0.9%
Pacific Industrial Services US Finco LLC, Term Loan - Second Lien, 8.75%, Maturing 4/2/19	$12,800	$13,144,000
Serta Simmons Holdings, LLC, Term Loan, 4.25%, Maturing 10/1/19	19,392	19,582,879
Sun Products Corporation (The), Term Loan, 5.50%, Maturing 3/23/20	15,979	15,240,210

		$47,967,089

Containers — 0.2%
Ardagh Holdings USA Inc., Term Loan, 4.25%, Maturing 12/17/19	$5,000	$5,045,315
Ardagh Holdings USA Inc., Term Loan, Maturing 12/17/19(11)	5,000	5,025,000

		$10,070,315

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$9,300	$9,288,375

		$9,288,375

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$9,576	$9,616,401

		$9,616,401

Energy — 0.9%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$11,667	$11,725,000
Rice Energy LLC, Term Loan - Second Lien, 8.50%, Maturing 10/25/18	25,033	25,564,571
Samson Investment Company, Term Loan - Second Lien, 5.00%, Maturing 9/25/18	9,500	9,609,250

		$46,898,821

Food & Drug Retail — 0.1%
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	$6,500	$6,677,937

		$6,677,937

Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$4,600	$4,784,000

		$4,784,000

Health Care — 1.0%
Community Health Systems, Inc., Term Loan, Maturing 1/27/21(11)	$7,000	$7,081,249
Multiplan, Inc., Term Loan, 4.00%, Maturing 8/25/17	12,357	12,465,550
National Mentor Holdings, Inc., Term Loan, Maturing 1/27/21(11)	5,000	5,046,875
Patheon, Inc., Term Loan, 7.25%, Maturing 12/6/18	4,938	4,946,758
Rural/Metro Corporation, Term Loan, 9.00%, (8.00% Cash, 1.00% PIK), Maturing 6/29/18	14,507	14,216,945
Sheridan Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 12/13/21	11,400	11,685,000

		$55,442,377

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.75%, Maturing 10/26/20	$9,947	$10,029,862

		$10,029,862

Insurance — 0.3%
Alliant Holdings I, Inc., Term Loan, 4.25%, Maturing 12/20/19	$14,894	$14,971,224

		$14,971,224

Leisure — 0.3%
Regent Seven Seas Cruises, Inc., Term Loan, 4.75%, Maturing 12/21/18	$15,721	$15,809,431

		$15,809,431

Metals/Mining — 0.4%
FMG Resources (August 2006) Pty Ltd., Term Loan, 4.25%, Maturing 6/28/19	$21,487	$21,755,458

		$21,755,458

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.00%, Maturing 3/22/19	$8,925	$9,109,078

		$9,109,078

Services — 0.5%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/12/21	$14,600	$14,971,088
Brickman Group Ltd. LLC, Term Loan, 4.00%, Maturing 12/18/20	3,000	3,021,429
Brickman Group Ltd. LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,000	2,049,000
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	3,990	3,979,856

		$24,021,373

Super Retail — 0.7%
Hudson’s Bay Company, Term Loan, 4.75%, Maturing 11/4/20	$9,700	$9,857,596
Hudson’s Bay Company, Term Loan - Second Lien, 8.25%, Maturing 11/4/21	12,000	12,440,004
rue21, Inc., Term Loan, 5.63%, Maturing 10/7/20	13,865	12,143,643

		$34,441,243

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Technology — 0.1%
RP Crown Parent, LLC, Term Loan - Second Lien, 11.25%, Maturing 12/20/19	$7,500	$7,702,500

		$7,702,500

Telecommunications — 1.4%
Asurion LLC, Term Loan, 3.50%, Maturing 7/8/20	$5,274	$5,217,881
Asurion LLC, Term Loan, 4.50%, Maturing 5/24/19	22,275	22,304,826
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	44,765	46,191,884

		$73,714,591

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 5.24%, Maturing 8/31/16	$3,890	$3,882,400
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	1,774	1,770,849
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	1,991	1,987,181

		$7,640,430

Utilities — 0.1%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.73%, Maturing 10/10/17	$8,564	$5,974,923

		$5,974,923

Total Senior Floating-Rate Interests (identified cost $447,538,793)		$454,515,963

Convertible Bonds — 0.0%(12)

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.0%(12)
Hologic, Inc., 0.00%, 12/15/43	$1,930	$2,039,769

		$2,039,769

Services — 0.0%(12)
Mood Media Corp., 10.00%, 10/31/15(6)(7)	$42	$30,198

		$30,198

Total Convertible Bonds (identified cost $2,035,801)		$2,069,967

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.453%, 11/5/30(1)(13)	$10,515	$10,775,425

Total Commercial Mortgage-Backed Securities (identified cost $10,561,896)		$10,775,425

Common Stocks — 0.2%

Security	Shares	Value
Building Materials — 0.1%
Panolam Holdings Co.(6)(7)(14)	6,997	$6,819,136

		$6,819,136

Security	Shares	Value
Consumer Products — 0.0%(12)
HF Holdings, Inc.(6)(7)(14)	3,400	$5,066

		$5,066

Gaming — 0.0%(12)
New Cotai Participation Corp., Class B(6)(7)(14)	36	$1,111,500

		$1,111,500

Super Retail — 0.1%
GNC Holdings, Inc., Class A	107,269	$5,482,519

		$5,482,519

Total Common Stocks (identified cost $5,675,310)		$13,418,221

Convertible Preferred Stocks — 0.8%

Security	Shares	Value
Energy — 0.3%
Chesapeake Energy Corp., 4.50%	52,348	$4,834,338
Chesapeake Energy Corp., 5.75%(1)	8,825	10,165,297

		$14,999,635

Health Care — 0.5%
Alere, Inc., 3.00%	85,679	$25,532,342

		$25,532,342

Total Convertible Preferred Stocks (identified cost $35,802,296)		$40,531,977

Miscellaneous — 0.3%

Security	Shares	Value
Cable/Satellite TV — 0.0%(12)
Adelphia, Inc., Escrow Certificate(14)	10,260,000	$84,645
Adelphia, Inc., Escrow Certificate(14)	5,085,000	41,951
Adelphia Recovery Trust(6)(14)	14,818,854	0

		$126,596

Energy — 0.0%(12)
SemGroup Corp., Escrow Certificate(14)	10,225,000	$204,500

		$204,500

Gaming — 0.3%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(7)(14)	8,520	$8,094,000
PGP Investors, LLC, Membership Interests(6)(7)(14)	17,143	6,000,001

		$14,094,001

Total Miscellaneous (identified cost $19,769,703)		$14,425,097

Warrants — 0.0%(12)

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%(12)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	5,575	$696,875

		$696,875

Total Warrants (identified cost $0)		$696,875

Short-Term Investments — 4.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(15)	$242,242	$242,242,179

Total Short-Term Investments (identified cost $242,242,179)		$242,242,179

Total Investments — 99.2% (identified cost $5,021,109,822)		$5,241,832,129

Other Assets, Less Liabilities — 0.8%		$42,966,047

Net Assets — 100.0%		$5,284,798,176

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $2,069,122,775 or 39.2% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	When-issued security/delayed delivery security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Restricted security.

(8)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)	Defaulted matured bond.

(10)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after January 31, 2014, at which time the interest rate will be determined.

(12)	Amount is less than 0.05%.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(14)	Non-income producing security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $94,817.

(16)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,039,692,759

Gross unrealized appreciation	$247,846,498
Gross unrealized depreciation	(45,707,128)

Net unrealized appreciation	$202,139,370

Restricted Securities

At January 31, 2014, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12	$594,340	$522,081	$625,781

Total Corporate Bonds & Notes			$522,081	$625,781

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$42,000	$0	$30,198

Total Convertible Bonds			$0	$30,198

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$5,066
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	1,111,500
Panolam Holdings Co.	12/30/09	6,997	3,844,852	6,819,136

Total Common Stocks			$5,138,965	$7,935,702

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100	$8,094,000
PGP Investors, LLC, Membership Interests	10/23/12	17,143	6,000,000	6,000,001

Total Miscellaneous			$6,149,100	$14,094,001

Total Restricted Securities			$11,810,146	$22,685,682

A summary of open financial instruments at January 31, 2014 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	B2/BB	$3,850	5.00	%(1)	6/20/15	$257,586	$47,224	$304,810
Bank of America NA	Ford Motor Co.	Baa3/BBB-	5,000	5.00	(1)	3/20/17	696,911	(96,726)	600,185
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	4,000	5.00	(1)	12/20/16	521,437	(4,651)	516,786
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	472,499	(90,492)	382,007
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	472,499	(161,952)	310,547
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	1,029,839	(230,576)	799,263
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	472,499	(104,803)	367,696
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	1,029,839	(170,808)	859,031

Total			$40,350				$4,953,109	$(812,784)	$4,140,325

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $40,350,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At January 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $4,953,109.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$4,444,580,570	$18,575,855	$4,463,156,425
Senior Floating-Rate Interests	—	454,515,963	—	454,515,963
Convertible Bonds	—	2,039,769	30,198	2,069,967
Commercial Mortgage-Backed Securities	—	10,775,425	—	10,775,425
Common Stocks	5,482,519	—	7,935,702	13,418,221
Convertible Preferred Stocks	4,834,338	35,697,639	—	40,531,977
Miscellaneous	—	8,425,096	6,000,001	14,425,097
Warrants	—	696,875	—	696,875
Short-Term Investments	—	242,242,179	—	242,242,179
Total Investments	$10,316,857	$5,198,973,516	$32,541,756	$5,241,832,129
Swap Contracts	$—	$4,953,109	$—	$4,953,109
Total	$10,316,857	$5,203,926,625	$32,541,756	$5,246,785,238

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2014 is not presented.

At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014